Other Revenues (Expenses) (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other operating income (expense) [text block] [Abstract]
Schedule of other revenues expenses
	2021	2020	2019
	USD ‘000	USD ‘000	USD ‘000
Other revenues:
Chartered flights revenue	1,844	372	1,428
	1,844	372	1,428
Other expenses:
Aircraft operational cost	(1,883)	(1,260)	(1,574)
Aircraft depreciation expense (note 13)	(750)	(632)	(595)
Loss on disposal of property, premises and equipment	(60)	—	(26)
	(2,693)	(1,892)	(2,195)